Revenue from Contracts with Customers and Relevant Contract Assets and Liabilities	12 Months Ended
Dec. 31, 2018
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Revenue from Contracts with Customers and Relevant Contract Assets and Liabilities
26.	Revenue from Contracts with Customers and Relevant Contract Assets and Liabilities

The Group has recognized the following amounts relating to revenue in the statement of profit or loss:

(In millions of Korean won)	2018
Revenue from contracts with customers	￦	23,012,257
Revenue from other sources		423,793

Total revenue	￦	23,436,050

Operating revenues for the years ended December 31, 2018, are as follows:

(In millions of Korean won)	2018
Mobile services	￦	6,827,685
Fixed-line services:		4,869,253
Fixed-line and VoIP telephone services		1,708,319
Broadband Internet access services		2,112,763
Data communication services		1,048,171
Media and content		3,182,324
Financial services		3,444,917
Sale of goods		3,288,911
Others		1,822,960

Total	￦	23,436,050

Mobile and fixed-line service

Telecommunication service revenues include mobile and fixed-line(e.g., fixed-line and VoIP telephone, broadband internet access services and data communication services). These services represent a series of distinct services that is considered a separate performance obligation. Service revenue is recognized when services are provided, based upon either usage (e.g., minutes of traffic/bytes of data processed) or period of time (e.g., monthly service fees).

Media and content services

Revenue from media and content services primarily consists of installation fees and basic monthly charges of IPTV and satellite TV services, as well as revenue from digital content distribution, digital music streaming and downloading.

Media and contents services revenue are recognized when services are provided, based upon either usage or period of time.

Financial services

Financial services primarily include commissions for merchant fees paid by merchants to credit card companies for processing transactions. Revenue from the commission is recognized when the service obligation is performed.

Sale of goods

Revenue from sale of goods, primarily handsets related to our mobile services is recognized when a performance obligation is satisfied by transferring promised goods to customers.

The contract assets and liabilities recognized in relation to the revenues from contracts with customers are as follows:

(In millions of Korean won)	January 1, 2018		December 31, 2018
Contract assets	￦	421,131	￦	398,797
Contract liabilities		282,836		347,461
Deferred revenue		88,732		96,198

The contract costs recognized as assets are as follows:

(In millions of Korean won)	January 1, 2018		December 31, 2018
Contract costs recognized as assets	￦	1,306,409	￦	1,469,855

The Group recognized ￦1,397,318 million of operating expenses in the current reporting period which relates to contract cost assets.

In 2018, the recognized revenue arising from carried-forward contract liabilities from prior year is as follows:

(In millions of Korean won)	2018
Revenue recognized that was included in the contract liability balance at the beginning of the year
Allocation of the transaction price	￦	183,905
Deferred revenue of joining/installment fee		39,975
Others		1,536

Total	￦	225,416